Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions [Abstract]
Unaudited Pro Forma Statements of Operations Data

	Year Ended December 31,
	2010	2009
	(in millions, except per share data)
Pro forma net sales	$13,564	$13,579
Pro forma income from continuing operations	$836	$787
Pro forma net income attributable to L-3	$967	$931
Pro forma diluted earnings per share from continuing operations	$7.15	$6.57
Pro forma diluted earnings per share	$8.36	$7.87

Earnings classified within discontinued operations for Engility

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Product and service revenues	$2,011	$2,290	$2,468

Operating income from discontinued operations before income taxes	199	265	289
Interest expense allocated to discontinued operations	31	33	34

Income from discontinued operations before income taxes	$168	$232	$255
Income tax expense	64	90	101

Income from discontinued operations, net of income tax	$104	$142	$154
Less: Net income attributable to noncontrolling interests	3	2	1

Net income from discontinued operations attributable to L-3	$101	$140	$153

Major classes of assets and liabilities included in discontinued operations for Engility

	December 31, 2011	December 31, 2010
	(in millions)
Assets
Current assets	$386	$409
Property, plant and equipment, net	13	14
Goodwill	1,225	1,225
Other assets	105	114

Total assets of discontinued operations	$1,729	$1,762
Liabilities
Accounts payable, trade	$37	$35
Other current liabilities	187	192

Current liabilities	224	227
Long-term liabilities	127	122

Total liabilities of discontinued operations	$351	$349